Lease - Summary of Future Minimum Lease Payments (Details)	May 31, 2019 USD ($)
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
May 2020	$ 360,972
May 2021	337,751
May 2022	297,379
May 2023	212,814
May 2024	143,899
Thereafter	162,882
Total future lease payments	$ 1,515,697